Principal Components of Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets
Write-down of inventory value	$ 794	$ 110
Allowance for doubtful accounts	854	356
Accrued expenses	878	604
Accrued bonus	396	439
Deferred revenue-current	118	176
Government subsidies-current	71
Deferred cost-current	15	3
Warranty	47	37
Valuation allowance	(627)	(222)
Current deferred tax assets subtotal	2,546	1,503
Non-current deferred tax assets
Deferred revenue-non-current	161	172
Government subsidies-non-current	791	616
Deferred cost-non-current	(15)	(14)
Tax loss carry-forward deferred tax assets	4,704	4,675
Valuation allowance	(4,827)	(4,765)
Non-current deferred tax assets subtotal	939	797
Current deferred tax liabilities
Accrued withholding tax	(8,222)	(4,812)
Current deferred tax liabilities subtotal	(8,222)	(4,812)
Amortization
Non-current deferred tax assets
Intangible assets	76	65
Impairments
Non-current deferred tax assets
Intangible assets	$ 49	$ 48